CMS-Q3

Quarterly Report
July 31, 2025
MFS®  Commodity
Strategy Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 87.7%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$4,392,000	$4,333,735
Boeing Co., 6.388%, 5/01/2031	1,780,000	1,915,009
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	1,444,000	1,475,992
		$7,724,736
Apparel Manufacturers – 0.2%
Tapestry, Inc., 5.1%, 3/11/2030	$1,472,000	$1,492,286
Asset-Backed & Securitized – 16.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$19,503,710	$743,150
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.964% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,808,318
ACREC 2021-FL1 Ltd., “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,401,810
ACREC 2021-FL1 Ltd., “C”, FLR, 6.614% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,129,459
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	240,743	240,781
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	471,038	471,779
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	2,785,485	2,783,421
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	2,334,452	2,331,299
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,675,122	1,660,996
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.056% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	571,219
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.306% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	330,642
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.156% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,684,037
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,681,932
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	1,012,754
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.64% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,698,861
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.092% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	2,999,000	3,000,281
AREIT 2022-CRE6 Trust, “C”, FLR, 6.497% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	882,826
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	777,602
AREIT 2022-CRE7 LLC, “B”, FLR, 7.587% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,565,392
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	257,865	259,756
AutoNation Finance Trust, 2025-1A, 4.72%, 4/10/2028 (n)	828,000	828,748
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.975% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	2,344,422	2,345,918
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 6.175% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	3,115,644	3,119,713
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.747%, 12/15/2051 (i)	18,746,167	365,151
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	6,799,823	353,899
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.347%, 9/15/2054 (i)	7,313,686	405,613
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)	11,054,939	732,871
BDS 2021-FL10 Ltd., “B”, FLR, 6.414% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	792,526
BDS 2021-FL10 Ltd., “C”, FLR, 6.764% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	575,931
BDS 2024-FL13 Ltd., “A”, FLR, 5.926% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	750,791
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	12,400,876	606,545
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)	14,105,082	727,364
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.253%, 8/15/2054 (i)	9,972,727	521,826
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.016%, 9/15/2054 (i)	14,660,798	553,233
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	482,419
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	338,856
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.756% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	405,619
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.84% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	1,055,539	1,055,539
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.389% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	443,816
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.64% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	717,141
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	799,602	814,174
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	95,596	97,490
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	903,805	900,563
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	527,147	518,090
BXMT 2020-FL2 Ltd., “B”, FLR, 6.107% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,472,434
BXMT 2020-FL2 Ltd., “A”, FLR, 5.607% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	370,367	369,424
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.758% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,576,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CD 2017-CD4 Mortgage Trust, “XA”, 1.215%, 5/10/2050 (i)	$9,093,324	$133,933
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	307,291
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	87,274
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	493,131	495,706
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	568,015	574,448
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	925,624	930,467
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,392,428	1,405,112
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	462,123	466,521
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,954,403	1,941,325
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,906,518	217,616
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	10,708,749	585,151
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)	10,461,515	319,535
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.067%, 6/15/2063 (i)	11,273,317	445,650
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.029%, 6/15/2064 (i)	6,044,134	263,608
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	427,383	429,152
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,322,293
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	1,156,312	1,156,497
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	756,138
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	399,142
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.19% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,948,755
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	3,250,000	3,252,090
Empire District Bondco LLC, 4.943%, 1/01/2033	589,296	592,256
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	370,358	371,343
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	495,361	497,966
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	698,466
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	609,361	611,614
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	944,000	945,232
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.6% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,227,216	1,224,338
General Motors Co., FLR, 4.789% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,223,750
General Motors Co., FLR, 4.889% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,693,077
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	34,652	34,656
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.14%, 5/10/2050 (i)	10,193,046	150,782
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.072%, 8/10/2050 (i)	10,214,160	160,986
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.122%, 5/12/2053 (i)	8,600,553	368,234
Invesco Ltd., FLR, 6.067% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	2,068,965	2,077,607
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	1,039,510	1,039,755
JPMorgan Chase Commercial Mortgage Securities Corp., 1.017%, 9/15/2050 (i)	9,153,656	134,640
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	46,330	46,344
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	62,808	62,823
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	467,856	467,634
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.206% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,751,998
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	739,166
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.728% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,788,069
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.934% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,685,016
MF1 2020-FL4 Ltd., “B”, FLR, 7.207% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	2,437,000	2,433,953
MF1 2021-FL6 Ltd., “B”, FLR, 6.114% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,081,492
MF1 2022-FL8 Ltd., “C”, FLR, 6.55% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	936,692
MF1 2022-FL9 LLC, “B”, FLR, 7.5% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,990,241
MF1 2024-FL14 LLC, “C”, FLR, 7.639% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	821,810
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.232%, 5/15/2050 (i)	8,342,686	121,279
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.25%, 6/15/2050 (i)	3,663,848	54,990
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.799%, 12/15/2051 (i)	14,239,041	322,026
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.276%, 5/15/2054 (i)	9,393,882	452,964
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)	8,381,556	354,851
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	744,476	746,903
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,542,307	1,547,074
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.439% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	958,374
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	480,372	482,291
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	510,273	512,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	$1,633,100	$1,637,434
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	154,446	154,894
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	1,068,398	1,077,982
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.963% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,257,092
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,776,802
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	916,284	913,115
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	995,439
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,339,523
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 5.521% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	3,000,000	2,974,122
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)	2,500,000	2,500,000
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	1,921,036	1,918,167
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	2,846,495	2,842,873
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	266,407	266,574
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	436,806	437,919
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.481% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	724,276
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.606% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,647,932
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,038,372
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.264% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,273,396
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,134,685
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.858% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,301,227
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.307% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,738,587
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.008%, 11/15/2050 (i)	5,284,210	90,178
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.877%, 12/15/2051 (i)	6,008,269	141,790
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	796,199	804,363
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	790,108	793,459
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	351,038	352,277
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.466%, 11/15/2054 (i)	5,707,648	322,226
		$142,984,315
Automotive – 1.0%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$3,279,000	$3,297,442
LKQ Corp., 5.75%, 6/15/2028	2,976,000	3,046,573
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,216,555
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,344,177
		$8,904,747
Brokerage & Asset Managers – 1.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,993,245
Charles Schwab Corp., 5.875%, 8/24/2026	2,643,000	2,678,846
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,072,000	2,141,593
LPL Holdings, Inc., 5.7%, 5/20/2027	1,575,000	1,600,806
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,085,000	1,078,520
LPL Holdings, Inc., 6.75%, 11/17/2028	822,000	872,811
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,711,000	1,658,711
LPL Holdings, Inc., 5.2%, 3/15/2030	825,000	835,032
		$14,859,564
Business Services – 0.7%
Global Payments, Inc., 1.2%, 3/01/2026	$2,281,000	$2,235,054
Paychex, Inc., 5.1%, 4/15/2030	2,365,000	2,416,272
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,530,907
		$6,182,233
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$1,375,591
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	3,417,000	3,492,316
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,566,000	2,563,561
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,035,000	1,939,816
		$9,371,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$1,143,000	$1,107,355
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$2,847,000	$2,845,392
Regal Rexnord Corp., 6.05%, 4/15/2028	1,728,000	1,780,107
		$4,625,499
Consumer Services – 0.9%
CBRE Services, Inc., 5.5%, 4/01/2029	$2,000,000	$2,060,087
CBRE Services, Inc., 4.8%, 6/15/2030	564,000	567,220
Meituan, 4.5%, 4/02/2028 (n)	1,575,000	1,569,925
Meituan, 4.625%, 10/02/2029 (n)	845,000	842,782
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	2,935,000	2,947,482
		$7,987,496
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,325,241
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,728,873
		$5,054,114
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$2,322,000	$2,354,173
Arrow Electronics, Inc., 2.95%, 2/15/2032	1,133,000	993,575
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	1,758,000	1,759,608
		$5,107,356
Electronics – 1.1%
Broadcom, Inc., 5.05%, 7/12/2027	$1,166,000	$1,179,874
Broadcom, Inc., 4.15%, 2/15/2028	1,175,000	1,168,872
Broadcom, Inc., 4.75%, 4/15/2029	1,918,000	1,935,147
Broadcom, Inc., 5.05%, 7/12/2029	657,000	670,566
Broadcom, Inc., 4.35%, 2/15/2030	1,679,000	1,666,824
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	2,990,727
		$9,612,010
Emerging Market Sovereign – 0.2%
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$2,225,000	$2,235,013
Energy - Independent – 1.2%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$942,991
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	950,985
EQT Corp., 5.7%, 4/01/2028	2,645,000	2,719,059
Occidental Petroleum Corp., 5%, 8/01/2027	895,000	901,437
Occidental Petroleum Corp., 5.2%, 8/01/2029	1,333,000	1,336,243
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,000,000	1,055,581
Pioneer Natural Resources Co., 1.9%, 8/15/2030	3,452,000	3,057,019
		$10,963,315
Financial Institutions – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,479,150
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	893,953
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	765,787
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,634,233
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,245,398
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	2,945,000	3,000,544
		$9,019,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.8%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$684,000	$686,667
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	2,771,000	2,814,263
Constellation Brands, Inc., 4.8%, 5/01/2030	1,510,000	1,518,067
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	3,980,000	3,769,433
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	998,417
Mars, Inc., 4.6%, 3/01/2028 (n)	1,473,000	1,481,103
Mars, Inc., 4.8%, 3/01/2030 (n)	3,089,000	3,119,671
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	1,993,112
		$16,380,733
Gaming & Lodging – 1.3%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$2,079,000	$2,092,711
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	405,118
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,084,581
Las Vegas Sands Corp., 5.9%, 6/01/2027	828,000	841,817
Las Vegas Sands Corp., 5.625%, 6/15/2028	1,210,000	1,229,256
Marriott International, Inc., 3.75%, 10/01/2025	459,000	458,124
Marriott International, Inc., 4.9%, 4/15/2029	2,619,000	2,651,687
Sands China Ltd., 3.8%, 1/08/2026	2,616,000	2,604,324
		$11,367,618
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$369,000	$356,928
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	151,198
		$508,126
Insurance – 1.0%
Corebridge Financial, Inc., 3.65%, 4/05/2027	$1,837,000	$1,809,759
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,117,000	1,136,903
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,380,776
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	904,000	914,008
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	3,311,000	3,365,456
		$8,606,902
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$1,298,806
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,109,157
		$2,407,963
Insurance - Property & Casualty – 0.7%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$1,321,000	$1,325,529
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	1,321,000	1,332,690
Brown & Brown, Inc., 4.7%, 6/23/2028	784,000	786,384
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,300,000	1,307,614
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	1,300,000	1,311,236
		$6,063,453
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,146,473
Machinery & Tools – 0.3%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,347,427
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	1,227,000	1,198,141
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	441,798
		$2,987,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 6.7%
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	$2,856,000	$2,770,697
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,392,484
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,344,131
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	640,908
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	1,451,000	1,501,608
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	1,989,000	2,033,150
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	969,434
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	176,984
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031 (w)	1,284,000	1,286,126
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,251,579
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	650,179
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	3,032,000	3,053,361
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	253,295
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	469,759
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	946,000	965,721
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,090,000	2,053,076
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	732,000	747,372
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	2,778,000	2,772,065
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	1,406,000	1,423,338
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	1,713,000	1,711,174
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	2,394,000	2,404,792
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,118,000	3,038,960
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	2,566,000	2,576,698
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,040,270
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,224,437
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,700,969
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	1,834,000	1,841,673
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,237,000	1,237,338
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 12/31/2164 (n)	428,000	469,743
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)(w)	2,393,000	2,393,000
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,512,990
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,806,713
		$59,714,024
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$788,000	$806,518
IQVIA, Inc., 6.25%, 2/01/2029	598,000	624,884
		$1,431,402
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,917,000	$2,922,744
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,669,866
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,637,403
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	2,434,000	2,472,700
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	1,223,000	1,228,622
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	1,398,000	1,419,140
		$12,350,475
Midstream – 1.2%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$2,962,000	$3,078,527
DCP Midstream Operating LP, 5.625%, 7/15/2027	2,855,000	2,905,344
Enbridge, Inc., 5.25%, 4/05/2027	1,976,000	1,998,756
Enbridge, Inc., 4.9%, 6/20/2030	821,000	828,204
Energy Transfer LP, 5.55%, 2/15/2028	916,000	938,633
Gray Oak Pipeline LLC, 2.6%, 10/15/2025 (n)	491,000	488,339
		$10,237,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$155,653	$150,852
Fannie Mae, 5.35%, 2/25/2045 (n)	350,938	350,938
Freddie Mac, 4.954%, 7/25/2029	657,962	658,061
Freddie Mac, 1.57%, 4/25/2030 (i)	6,266,589	374,110
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,186,566	2,101,170
Freddie Mac, 2%, 7/15/2042	283,636	264,913
		$3,900,044
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$1,515,000	$1,533,301
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	309,720
		$1,843,021
Network & Telecom – 0.3%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$536,000	$536,474
NTT Finance Corp., 4.62%, 7/16/2028 (n)	1,109,000	1,111,342
NTT Finance Corp., 4.876%, 7/16/2030 (n)	1,109,000	1,115,275
		$2,763,091
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,326,602
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	936,497
		$2,263,099
Oils – 0.2%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$2,064,000	$2,102,104
Other Banks & Diversified Financials – 2.8%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,632,000	$2,646,440
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	431,643
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	2,697,000	2,720,622
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,913,661
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	2,020,245
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	770,000	768,822
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	2,441,000	2,520,030
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,272,760
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	944,000	949,051
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,328,106
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	706,000	764,146
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,875,457
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	1,140,000	1,139,334
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	3,350,000	3,444,230
		$24,794,547
Pharmaceuticals – 0.5%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,758,006
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	593,012
Biogen, Inc., 5.05%, 1/15/2031	1,853,000	1,878,127
		$4,229,145
Printing & Publishing – 0.2%
News Corp., 3.875%, 5/15/2029 (n)	$1,816,000	$1,733,901
Real Estate - Apartment – 0.2%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$1,808,000	$1,819,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$3,217,846
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	478,456
		$3,696,302
Real Estate - Retail – 0.4%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$388,759
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,268,000	2,222,768
WEA Finance LLC, 3.5%, 6/15/2029 (n)	534,000	511,778
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	391,000	380,331
		$3,503,636
Retailers – 0.2%
AutoNation, Inc., 3.85%, 3/01/2032	$1,712,000	$1,574,282
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$1,393,000	$1,383,565
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	294,000	276,651
		$1,660,216
Specialty Stores – 0.4%
Genuine Parts Co., 4.95%, 8/15/2029	$1,945,000	$1,969,244
Ross Stores, Inc., 0.875%, 4/15/2026	1,749,000	1,703,379
		$3,672,623
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$448,000	$435,584
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,943,040
T-Mobile USA, Inc., 4.2%, 10/01/2029	855,000	846,345
		$5,224,969
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$2,088,000	$2,181,319
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	1,751,000	1,767,182
Philip Morris International, Inc., 5%, 11/17/2025	667,000	667,768
Philip Morris International, Inc., 5.125%, 11/17/2027	946,000	960,477
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,277,632
Philip Morris International, Inc., 4.125%, 4/28/2028	903,000	897,113
		$7,751,491
Transportation - Services – 1.4%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$3,216,000	$3,260,747
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	2,502,000	2,523,526
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	682,291
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,279,376
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,611,370
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,843,470
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,303,376
		$12,504,156
U.S. Treasury Obligations – 32.7%
U.S. Treasury Notes, 3.125%, 8/15/2025 (f)(s)	$14,315,000	$14,307,295
U.S. Treasury Notes, 2.25%, 11/15/2025 (f)(s)	33,500,000	33,295,598
U.S. Treasury Notes, 4.875%, 11/30/2025	51,280,000	51,352,112
U.S. Treasury Notes, 4.625%, 2/28/2026 (f)(s)	23,843,000	23,880,814
U.S. Treasury Notes, 2.25%, 3/31/2026 (f)(s)	30,477,000	30,074,965
U.S. Treasury Notes, 4.125%, 6/15/2026	30,754,000	30,732,076
U.S. Treasury Notes, 4.625%, 6/30/2026 (f)(s)	14,907,000	14,960,106
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	57,858,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	$32,309,000	$32,517,242
		$288,978,625
Utilities - Electric Power – 2.2%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$722,000	$725,828
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	253,000	222,552
Con Edison Co. of NY, Inc., FLR, 4.856% (SOFR - 1 day + 0.52%), 11/18/2027	1,985,000	1,988,164
Edison International, 4.7%, 8/15/2025	1,686,000	1,685,741
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	1,536,000	1,541,975
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	886,507
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,682,044
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027 (w)	1,711,000	1,719,397
Pacific Gas & Electric Co., 5.3%, 9/04/2025	3,295,000	3,295,629
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,605,128
Pacific Gas & Electric Co., 5.55%, 5/15/2029	2,561,000	2,610,356
PSEG Power LLC, 5.2%, 5/15/2030 (n)	605,000	618,161
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	820,000	830,660
		$19,412,142
Total Bonds		$774,859,910
Mutual Funds (h) – 9.2%
Money Market Funds – 9.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	81,524,315	$81,524,314
Short-Term Obligations (s)(y) – 4.1%
Federal Home Loan Bank, 4.18%, due 8/01/2025	$36,402,000	$36,397,713

Other Assets, Less Liabilities – (1.0)%		(8,828,846)
Net Assets – 100.0%		$883,953,091

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $81,524,314 and
$811,257,623, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $259,618,867, representing 29.4% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil. It is quoted in USD.
BCOMCLTR
Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.

Portfolio of Investments (unaudited) – continued
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It is quoted in USD.
BCOMRBTR
Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPRD0	Citibank Bloomberg Commodity Index Total Return
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	39	$8,072,391	September – 2025	$(5,929)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	SOFR 1 day/Annual	$446,091	$(4,023)	$442,068
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	SOFR 1 day/Annual	128,802	—	128,802
12/23/27	USD	34,600,000	centrally cleared	4.106% Annually	SOFR 1 day/Annual	304,473	—	304,473
						$879,366	$(4,023)	$875,343

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
10/03/25	USD	11,810,819 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	$42,527	$—	$42,527
1/08/26	USD	19,637,680 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMBOTR (floating rate)	68,237	—	68,237
7/06/26	USD	4,111,173 (Short)	Morgan Stanley	3 month T-Bill - 0.025%	BCOMNGTR (floating rate)	16,716	—	16,716
7/17/26	USD	12,131,203 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMALTR (floating rate)	44,467	—	44,467
7/17/26	USD	5,352,870 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	22,581	—	22,581
7/17/26	USD	13,961,909 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.02%	BCOMSYTR (floating rate)	52,516	—	52,516
8/10/26	USD	13,104,632 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMSBTR (floating rate)	31,797	—	31,797
8/10/26	USD	4,730,037 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	12,229	—	12,229
8/17/26	USD	9,948,469 (Short)	Goldman Sachs International	3 month T-Bill - 0.06%	BCOMPBTR (floating rate)	17,417	—	17,417
						$308,487	$—	$308,487
Liability Derivatives
Total Return Swaps
8/11/25	USD	99,396,367 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Biil + 0.09%	$(372,737)	$—	$(372,737)
9/12/25	USD	45,856,610 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.089%	(171,922)	—	(171,922)
9/12/25	USD	43,672,962 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Biil + 0.09%	(163,773)	—	(163,773)
9/12/25	USD	31,703,171 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(118,143)	—	(118,143)
9/12/25	USD	43,672,962 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(163,773)	—	(163,773)
10/03/25	USD	16,565,613 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(57,578)	—	(57,578)
11/10/25	USD	117,681,858 (Long)	Citibank N.A.	CVICPRD0 (floating rate) (b)	3 month T-Bill + 0.11%	(442,614)	—	(442,614)
12/12/25	USD	10,776,658 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(40,414)	—	(40,414)
12/19/25	USD	10,004,478 (Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.04%	(33,891)	—	(33,891)
12/19/25	USD	32,617,161 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(121,547)	—	(121,547)
1/08/26	USD	124,782,050 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(471,985)	—	(471,985)
2/17/26	USD	30,248,088 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(112,719)	—	(112,719)
2/17/26	USD	14,904,141 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(55,606)	—	(55,606)
2/17/26	USD	40,779,326 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(153,208)	—	(153,208)
2/17/26	USD	40,779,326 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(153,561)	—	(153,561)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
2/17/26	USD	13,781,906 (Long)	Citibank N.A.	BCOMPLTR (floating rate)	3 month T-Bill + 0.11%	$(53,208)	$—	$(53,208)
3/06/26	USD	9,918,465 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(37,005)	—	(37,005)
3/13/26	USD	21,830,917 (Long)	Merrill Lynch International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(82,209)	—	(82,209)
4/02/26	USD	51,296,257 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(192,942)	—	(192,942)
5/08/26	USD	49,532,345 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(184,798)	—	(184,798)
5/08/26	USD	22,305,201 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(83,801)	—	(83,801)
6/02/26	USD	6,246,061 (Long)	Merrill Lynch International	BCOMKCTR (floating rate)	3 month T-Bill + 0.10%	(23,611)	—	(23,611)
7/06/26	USD	18,424,588 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.10%	(65,033)	—	(65,033)
7/17/26	USD	7,379,787 (Long)	Morgan Stanley	BCOMKCTR (floating rate)	3 month T-Bill + 0.12%	(28,025)	—	(28,025)
8/10/26	USD	25,555,055 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(65,945)	—	(65,945)
8/10/26	USD	12,861,095 (Long)	JPMorgan Chase Bank N.A.	BCOMCNTR (floating rate)	3 month T-Bill + 0.07%	(32,706)	—	(32,706)
8/10/26	USD	10,766,144 (Long)	Morgan Stanley	BCOMLHTR (floating rate)	3 month T-Bill + 0.12%	(27,995)	—	(27,995)
8/17/26	USD	26,306,666 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(48,432)	—	(48,432)
						$(3,559,181)	$—	$(3,559,181)
At July 31, 2025, the fund had liquid securities with an aggregate value of $85,212,382 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $124,782,050*
Long Futures Contracts
Soybean Oil - December 2025	4.3%	5,324,840
Corn - September 2025	1.2%	1,538,813
Corn - December 2025	3.6%	4,443,859
WTI - September 2025	1.7%	2,085,772
WTI - November 2025	4.5%	5,575,209
Brent - November 2025	7.1%	8,804,907
Cotton - December 2025	1.5%	1,881,547
Gold - December 2025	16.8%	21,413,546
Copper Comex - September 2025	1.4%	1,774,258
Copper Comex - December 2025	4.0%	4,956,524
Heating Oil - September 2025	0.6%	715,057
Heating Oil - September 2025	1.6%	1,950,075
Coffee - September 2025	0.7%	882,660
Coffee - December 2025	1.9%	2,369,053
Kansas Wheat - September 2025	0.4%	554,822

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $124,782,050*
Kansas Wheat - December 2025	1.3%	1,579,397
Aluminum - September 2025	1.1%	1,346,266
Aluminum - November 2025	3.0%	3,706,911
Live Cattle - October 2025	3.9%	4,888,049
Lean Hogs - October 2025	1.9%	2,339,406
Lead - September 2025	0.2%	293,549
Lead - November 2025	0.7%	817,566
Nickel - September 2025	0.6%	737,703
Nickel - November 2025	1.6%	2,047,583
Zinc - September 2025	0.6%	693,186
Zinc - November 2025	1.5%	1,909,126
Natural Gas - September 2025	2.0%	2,532,653
Natural Gas - November 2025	6.4%	7,998,528
Gasoil - September 2025	0.7%	910,401
Gasoil - November 2025	2.0%	2,454,389
Soybeans - November 2025	5.7%	7,058,626
Sugar - October 2025	2.4%	3,003,444
Silver - September 2025	1.4%	1,709,030
Silver - December 2025	3.8%	4,761,154
Soybean Meal - December 2025	3.1%	3,827,673
Wheat - September 2025	0.7%	866,647
Wheat - December 2025	2.0%	2,470,957
Gasoline RBOB - September 2025	0.6%	730,410
Gasoline RBOB - November 2025	1.5%	1,828,453
	100.0%	$124,782,050
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPRD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPRDO:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $117,681,858*
Long Futures Contracts
Soybean Oil - December 2025	4.2%	4,969,009
Corn - December 2025	4.7%	5,540,495
WTI - November 2025	6.2%	7,352,823
Brent - November 2025	7.2%	8,505,366
Cotton - December 2025	1.5%	1,789,411
Gold - December 2025	16.8%	19,763,934
Copper Comex - December 2025	5.4%	6,321,793
Gasoil - November 2025	2.2%	2,545,638
Coffee - December 2025	2.7%	3,234,848
Kansas Wheat - December 2025	1.7%	1,946,367
Aluminum - November 2025	4.1%	4,792,206
Live Cattle - October 2025	4.1%	4,777,518
Lean Hogs - October 2025	2.2%	2,579,715
Lead - November 2025	0.9%	1,052,047
Nickel - November 2025	2.2%	2,629,811
Zinc - November 2025	2.1%	2,511,165
Natural Gas - November 2025	7.8%	9,173,379
Gasoil - November 2025	2.8%	3,249,339
Soybean - November 2025	5.7%	6,701,412
Sugar - October 2025	2.5%	2,942,975
Silver - December 2025	5.1%	6,051,619
Soybean Meal - December 2025	3.1%	3,656,341

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $117,681,858*
Wheat - December 2025	2.6%	3,023,345
Gasoline - November 2025	2.2%	2,571,302
	100.0%	$117,681,858
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2025, the Subsidiary’s net assets were $149,194,929, which represented 16.9% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$288,978,625	$—	$288,978,625
Non - U.S. Sovereign Debt	—	4,381,486	—	4,381,486
Municipal Bonds	—	1,843,021	—	1,843,021
U.S. Corporate Bonds	—	208,049,679	—	208,049,679
Residential Mortgage-Backed Securities	—	29,843,689	—	29,843,689
Commercial Mortgage-Backed Securities	—	24,693,741	—	24,693,741
Asset-Backed Securities (including CDOs)	—	92,346,929	—	92,346,929
Foreign Bonds	—	124,722,740	—	124,722,740
Short-Term Securities	—	36,397,713	—	36,397,713
Investment Companies	81,524,314	—	—	81,524,314
Total	$81,524,314	$811,257,623	$—	$892,781,937
Other Financial Instruments
Futures Contracts – Liabilities	$(5,929)	$—	$—	$(5,929)
Swap Agreements – Assets	—	1,183,830	—	1,183,830
Swap Agreements – Liabilities	—	(3,559,181)	—	(3,559,181)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,440,421	$349,486,499	$358,393,147	$(5,372)	$(4,087)	$81,524,314

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,637,186	$—